DERIVATIVE FINANCIAL INSTRUMENTS - Schedule of Fair Value of Derivative Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
DERIVATIVE FINANCIAL INSTRUMENTS
Fair value of derivatives	$ 30.6	$ 36.8	$ 54.1
Held at fair value through profit or loss | Forward freight agreements
DERIVATIVE FINANCIAL INSTRUMENTS
Fair value of derivatives	7.8	1.7	0.0
Held at fair value through profit or loss | Bunker swaps
DERIVATIVE FINANCIAL INSTRUMENTS
Fair value of derivatives	0.3	(0.2)	0.0
Held for hedging | Bunker swaps
DERIVATIVE FINANCIAL INSTRUMENTS
Fair value of derivatives	0.1	(0.5)	0.0
Held for hedging | Forward exchange contracts
DERIVATIVE FINANCIAL INSTRUMENTS
Fair value of derivatives	(2.3)	0.5	0.4
Held for hedging | Interest rate swaps
DERIVATIVE FINANCIAL INSTRUMENTS
Fair value of derivatives	$ 24.7	$ 35.3	$ 53.7